Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1	Organization and principal activities
Aurora Mobile Limited (the “Company” and where appropriate, the term “Company” also refers to its subsidiaries, variable interest entity (“VIE”), and subsidiaries of the VIE) is a limited company incorporated in the Cayman Islands under the laws of the Cayman Islands on April 9, 2014. The Company through its subsidiaries, VIE, and subsidiaries of the VIE are principally engaged in providing
Software-as-a-Service
(“SAAS”) Businesses, which include developer services, financial risk management, market intelligence, and location-based intelligence services, in the People’s Republic of China (the “PRC”).
As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its business, primarily through the VIE. The Company, through JPush Information Consulting (Shenzhen) Co., Ltd. (“Shenzhen JPush” or “WFOE”) entered into powers of attorney and an exclusive option agreement with the nominee shareholders of the VIE, Shenzhen Hexun Huagu Information Technology Co., Ltd. (“Hexun Huagu”), that gave WFOE the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. In addition, pursuant to the supplementary agreements, the rights under the aforementioned power of attorney and the exclusive call option agreements were assigned to the board of directors of the Company (the “Board”) or any officer authorized by the Board, which entitled the Company to receive economic benefits from the VIE that potentially could be significant to the VIE.
Despite the lack of equity ownership, as a result of a series of VIE agreements, the shareholders of the VIE effectively assigned all of their voting rights underlying their equity in the VIE to the Company, which gives the Company the power to direct the activities that most significantly impact the VIE’s economic performance. In addition, through the exclusive business operation agreement, the Company, through its WFOE in the PRC, has the right to receive economic benefits from the VIE that potentially could be significant to the VIE. Lastly, through the financial support agreement and the shareholder voting proxy agreement, the Company has the obligation to absorb losses of the VIE that could potentially be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and consolidates the VIE as required by SEC Regulation
S-X
Rule
3A-02
and Accounting Standards Codification (“ASC”) 810.
The following is a summary of the VIE agreements:
Exclusive Option Agreements
Pursuant to the exclusive option agreements entered into between VIE’s nominee shareholders and the WFOE, the nominee shareholders irrevocably granted the WFOE an option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIE, or any or all of the assets of the VIE, to the WFOE, or their designees. The purchase price of the equity interests in the VIE is equal to the minimum price required by PRC law. Without the WFOE’s prior written consent, the VIE and its nominee shareholders cannot amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests and provide any loans or guarantees. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets were distributed, the nominee shareholders are required to transfer all received distribution to the WFOE or their designees. These agreements are not terminated until all of the equity interest of the VIE is transferred to the WFOE or the person (s) designated by the WFOE. None of the nominee shareholders have the right to terminate or revoke the agreements under any circumstance unless otherwise regulated by law.

Equity Interest Pledge Agreements
Pursuant to the equity interest pledge agreements, each nominee shareholder of the VIE has pledged all of their respective equity interests in the VIE to WFOE as continuing first priority security interest to guarantee the performance of their and the VIE’s obligations under the powers of attorney agreement, the exclusive option agreement and the exclusive business cooperation agreement. WFOE is entitled to all dividends during the effective period of the share pledge except as it agrees otherwise in writing. If VIE or any of the nominee shareholder breaches its contractual obligations, WFOE will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of VIE in accordance with PRC law. None of the nominee shareholders shall, without the prior written consent of WFOE, assign or transfer to any third party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIE. This agreement is not terminated until all of the technical support and consulting and service fees have been fully paid under the exclusive business cooperation agreement and all of VIE’s obligations have been terminated under the other controlling agreements. The Company registered the equity pledge with the relevant office of the administration for industry and commerce in accordance with the PRC Property Rights Law.
Exclusive Business Cooperation Agreement
Pursuant to the exclusive business cooperation agreement entered into by WFOE and VIE, WFOE provides exclusive technical support and consulting services in return for an annual service fee based on a certain percentage of the VIE’s audited total operating income, which is adjustable at the sole discretion of WFOE. Without WFOE’s consent, the VIE cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from WFOE. In addition, the profitable consolidated VIE has granted WFOE an exclusive right to purchase any or all of the business or assets of the consolidated VIE at the lowest price permitted under PRC law. This agreement is irrevocable or can only be unilaterally revoked/amended by WFOE.
Powers of Attorney
Pursuant to the powers of attorney signed between VIE’s nominee shareholders and WFOE, each nominee shareholder irrevocably appointed WFOE as its attorney-in-fact to
exercise on each shareholder’s behalf any and all rights that each shareholder has in respect of its equity interest in VIE (including but not limited to executing the exclusive right to purchase agreements, the voting rights and the right to appoint directors and executive officers of VIE). This agreement is effective and irrevocable as long as the nominee shareholder remains a shareholder of VIE.
The following supplementary agreements were entered into:
Financial Support Agreement
Pursuant to the financial support undertaking letter, the Company is obligated to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations. The Company will not request repayment of the loans or borrowings if the VIE or its shareholders do not have sufficient funds or are unable to repay.

Shareholder Voting Proxy Agreement
The Nominee Shareholders also
re-signed
the powers of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in VIE from the WFOE to the Company, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.
Accordingly, as a result of the power to direct the activities of the VIE pursuant to the powers of attorney agreement and the obligation to absorb the expected losses of VIE through the unlimited financial support, the Company is the primary beneficiary of the VIE.
Prior to July 26, 2022, Weidong Luo, Xiaodao Wang and Jiawen Fang, held 80%, 10% and 10
% equity interests in the VIE, respectively. On July 26, 2022, the nominee shareholders of the VIE, Xiaodao Wang and Jiawen Fang transferred their equity interests in the VIE to Guangyan Chen, a senior management of Hexun Huagu (the “Transfer of Shares”). After the Transfer of Shares, the VIE is held as to
80% by Weidong Luo and 20% by Guangyan Chen. On July 26, 2022, the registration of this transfer with the local branch of the State Administration of Industry and Commerce (the “SAIC”) was completed.
In the opinion of the Company’s PRC legal counsel, (i) the ownership structure of the PRC subsidiary and the VIE does not result in any violation of any explicit requirements under any PRC laws and regulations in all material aspects; (ii) each of the VIE agreements is valid, binding and enforceable in accordance with its terms, and (iii) the execution, delivery and performance of the contractual arrangements do not result in any violation of the provisions of the articles of association and business licenses of the VIE.
However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIE may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIE.
In addition, if the current structure or any of the contractual arrangements is found to be in violation of any existing or future PRC laws or regulations, the Company could be subject to penalties, which could include, but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

The following table set forth the assets and liabilities of the VIE and its subsidiaries included in the Company’s consolidated balance sheets:

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	55,946	64,719	9,383
Restricted cash	158,032	132	19
Short-term investments	30,000	—	—
Accounts and notes receivable, net	43,415	29,369	4,258
Prepayments and other current assets	37,807	21,656	3,140
Amounts due from the Company and its subsidiaries	69,405	236,093	34,230
Amounts due from related parties	35	255	37

Total current assets	394,640	352,224	51,067

Non-current assets:
Property and equipment, net	45,068	12,375	1,794
Operating lease right-of-use assets	—	31,336	4,543
Intangible assets, net	5,398	23,947	3,472
Goodwill	—	37,785	5,478
Long-term investments	90,618	103,144	14,954
Other-non current assets	3,298	3,609	523

Total non-current assets	144,382	212,196	30,764

Total assets	539,022	564,420	81,831

LIABILITIES:
Current liabilities:
Short-term loan	—	5,000	725
Accounts payable	17,529	15,325	2,222
Deferred revenue and customer deposits	115,900	132,195	19,166
Operating lease liabilities	—	16,491	2,391
Accrued liabilities and other current liabilities	64,527	73,779	10,697
Amounts due to the Company and its subsidiaries	389,063	406,569	58,947
Amounts due to related parties	54	—	—

Total current liabilities	587,073	649,359	94,148

Non-current liabilities:
Amounts due to the Company and its subsidiaries	277,000	257,000	37,261
Deferred revenue	569	3,585	520
Operating lease liabilities	—	5,546	804
Deferred tax liabilities	—	4,824	699
Other non-current liabilities	560	2,076	301

Total non-current liabilities	278,129	273,031	39,585

Total liabilities	865,202	922,390	133,733

The table sets forth the results of operations and cash flows of the VIE and its subsidiaries included in the Company’s consolidated statements of comprehensive loss and cash flows.

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues	465,066	351,243	322,066	46,695
Cost of revenues	(248,637)	(83,259)	(97,270)	(14,103)
Net loss	(173,865)	(100,782)	(75,486)	(10,944)
Net cash provided by/(used in) operating activities	168,971	68,336	(113,809)	(16,501)
Net cash (used in)/provided by investing activities	(108,450)	(186)	29,682	4,303
Net cash (used in)/provided by financing activities	(156,124)	30,000	(65,000)	(9,424)
As of December 31, 2021, RMB157,900
 of the restricted cash balance (Note 10) represents deposits held as collateral for the Company’s short-term loan with Shanghai Pudong Development Bank. There were no
 pledges or collateralization of the VIE’s assets that can only be used to settle obligations of the VIE as of December 31, 2021 and 2022.
The amount of net liabilities of the VIE was RMB326,180 and RMB357,970 (US$51,902) as of December 31, 2021 and 2022, respectively. Creditors of the VIE have no recourse to the general credit of the primary beneficiary of the VIE, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The VIE holds certain assets, including data servers and related equipment for use in their operations. The VIE does not own any facilities except for the rental of certain office premises and data centers from third parties under operating lease arrangements. The VIE also holds certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all internally developed and expensed as incurred as they did not meet the capitalization criteria. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIE during the periods presented.